BENEFIT PLANS Defined Benefit Plan - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Funded Percentage	104.09%
Percent Limit on Company Contributions	5.00%
Pension and Other Postretirement Benefit Contributions	$ 226,000	$ 163,000
Pension Expense	27,000
Multiemployer Plans, Withdrawal Obligation	$ 4,800,000